Future Purchase consideration - Schedule of future purchase consideration (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of future purchase consideration [Abstract]
Balance, beginning of the period	$ 0	$ 0
ClearRF future purchase consideration	350,000	0
Balance, beginning of the period	350,000	0
Short-term (payable within one year)	350,000	0
Long-term	$ 0	$ 0